Borrowings Under Financing Arrangements	12 Months Ended
Dec. 31, 2023
Borrowings Under Financing Arrangements [Abstract]
BORROWINGS UNDER FINANCING ARRANGEMENTS
9	BORROWINGS UNDER FINANCING ARRANGEMENTS

The balances of the Group’s borrowings under financing arrangements are as following:

	As of December 31,
	2022	2023
Current portion	20,540	-
Non-current portion	24,987	-
	45,527	-

The Group entered into sale and leaseback contracts with certain third-party financial institutions during 2020 and 2021. The lease items were mainly multi-media computers, video conference equipment, computers and other teaching equipment. The Group considers the substance of these transactions to be debt financing in nature and no gain or loss is recognized upon the sale. Thus, the Group recorded the cash receipt from these transactions as liabilities and accrued the interest using the effective interest method.

The detailed terms of these sale and leaseback contracts are summarized below:

(i)	On August 14, 2020, the Group entered into sale and leaseback contracts with Haier Financial Leasing Co., Ltd. for a consideration of RMB60,000 repayable in thirteen instalments until August 31, 2023 with an effective interest rate of 7.4% per annum. The Group recorded the cash receipts of RMB57,800 as a liability and accrued the interest using the effective interest method. As of December 31, 2022 and 2023, the balance was RMB3,366 and nil respectively. On August 25, 2023, the Company has repayment RMB3,366.

The Group paid an aggregate amount of RMB1,700 and nil as deposits. These amounts are recorded in prepaid expenses and other current assets and other non-current assets as of December 31, 2022 and 2023 respectively.

(ii)	On November 1, 2021, the Group entered into sale and leaseback contracts with Chengtai Finance Leasing (Shanghai) Co., Ltd for an aggregated consideration of RMB55,000 repayable in twelve instalments until November 1, 2024 with an effective interest rate of 10.8% per annum. The Group recorded the cash receipt of RMB 51,750 as a liability and accrued the interest using the effective interest method. As of December 31, 2021 and 2022, the balance was RMB42,161 and nil respectively. On December 20, 2023, the Company has repayment RMB42,161.

The Group paid an aggregate amount of RMB5,000 and nil as deposits. These amounts are recorded in prepaid expenses and other current assets and other non-current assets as of December 31,2022 and 2023 respectively.